UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22985
SMEAD FUNDS TRUST
(Exact name of registrant as specified in charter)

2502 East Camelback Road, Suite 210
Phoenix, AZ 85016
(Address of principal executive offices)(Zip Code)

Cole W. Smead
Smead Capital Management, Inc.
2502 East Camelback Road, Suite 210
Phoenix, AZ 85016

Copy to:

Pamela M. Krill, Esq
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202
(Name and address of agent for services)
Registrant's telephone number, including area code:
(877) 701-2883
Date of fiscal year end:
November 30
Date of reporting period:
November 30, 2024
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is included herewith
(b) Not Applicable

Smead Value Fund
Class A/SVFAX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class A/SVFAX)	$125	1.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the fiscal year 2024, the Smead Value Fund (Class A/SVFAX) gained 24.05% versus a gain in the S&P 500 Index of 33.89% and a gain in the Russell 1000 Value Index of 29.56%.
TOP PERFORMANCE CONTRIBUTORS
Our biggest gainers in the fiscal year were American Express (AXP), Macerich (MAC), and Simon Property (SPG).
TOP PERFORMANCE DETRACTORS
The top detractors were APA Corp (APA), Occidental Petroleum (OXY), and Cenovus Energy (CVE CN).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class A shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2024	1 Year	5 Year	10 Year
Smead Value Fund (Class A/SVFAX) with sales charge	16.91%	12.12%	10.77%
Smead Value Fund (Class A/SVFAX)	24.05%	13.45%	11.43%
S&P 500® Index (Total Return)	33.89%	15.77%	13.35%
Russell 1000® Value Index (Total Return)	29.56%	10.84%	9.32%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of November 30, 2024)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$6,370,488,957
Total number of portfolio holdings	30
Total advisory fees paid (after waivers)	$43,481,675
Portfolio turnover rate	13%
Graphical Representation of Holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.5%
Lennar Corp. – Class A	6.2%
Macerich Co. (The) – REIT	5.8%
DR Horton, Inc.	5.7%
American Express Co.	5.6%
Merck & Co., Inc.	4.6%
NVR, Inc.	4.5%
Occidental Petroleum Corp.	4.5%
Amgen, Inc.	4.5%
Bank of America Corp.	4.1%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.

Smead Value Fund
Class C/SVFCX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class C/SVFCX)	$194	1.74%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the fiscal year 2024, the Smead Value Fund (Class C/SVFCX) gained 23.30% versus a gain in the S&P 500 Index of 33.89% and a gain in the Russell 1000 Value Index of 29.56%.
TOP PERFORMANCE CONTRIBUTORS
Our biggest gainers in the fiscal year were American Express (AXP), Macerich (MAC), and Simon Property (SPG).
TOP PERFORMANCE DETRACTORS
The top detractors were APA Corp (APA), Occidental Petroleum (OXY), and Cenovus Energy (CVE CN).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Class C shares since its inception on April 16, 2020. It assumes a $25,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2024	1 Year	Since Inception
Smead Value Fund (Class C/SVFCX)	23.30%	21.53%
S&P 500® Index (Total Return)	33.89%	19.91%
Russell 1000® Value Index (Total Return)	29.56%	17.44%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of November 30, 2024)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$6,370,488,957
Total number of portfolio holdings	30
Total advisory fees paid (after waivers)	$43,481,675
Portfolio turnover rate	13%
Graphical Representation of Holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.5%
Lennar Corp. – Class A	6.2%
Macerich Co. (The) – REIT	5.8%
DR Horton, Inc.	5.7%
American Express Co.	5.6%
Merck & Co., Inc.	4.6%
NVR, Inc.	4.5%
Occidental Petroleum Corp.	4.5%
Amgen, Inc.	4.5%
Bank of America Corp.	4.1%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.

Smead Value Fund
Class I1/SVFFX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class I1/SVFFX)	$96	0.86%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the fiscal year 2024, the Smead Value Fund (Class I1/SVFFX) gained 24.37% versus a gain in the S&P 500 Index of 33.89% and a gain in the Russell 1000 Value Index of 29.56%.
TOP PERFORMANCE CONTRIBUTORS
Our biggest gainers in the fiscal year were American Express (AXP), Macerich (MAC), and Simon Property (SPG).
TOP PERFORMANCE DETRACTORS
The top detractors were APA Corp (APA), Occidental Petroleum (OXY), and Cenovus Energy (CVE CN).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class I1 shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2024	1 Year	5 Year	10 Year
Smead Value Fund (Class I1/SVFFX)	24.37%	13.75%	11.71%
S&P 500® Index (Total Return)	33.89%	15.77%	13.35%
Russell 1000® Value Index (Total Return)	29.56%	10.84%	9.32%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of November 30, 2024)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$6,370,488,957
Total number of portfolio holdings	30
Total advisory fees paid (after waivers)	$43,481,675
Portfolio turnover rate	13%
Graphical Representation of Holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.5%
Lennar Corp. – Class A	6.2%
Macerich Co. (The) – REIT	5.8%
DR Horton, Inc.	5.7%
American Express Co.	5.6%
Merck & Co., Inc.	4.6%
NVR, Inc.	4.5%
Occidental Petroleum Corp.	4.5%
Amgen, Inc.	4.5%
Bank of America Corp.	4.1%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.

Smead Value Fund
Class R1/SVFDX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class R1/SVFDX)	$178	1.59%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the fiscal year 2024, the Smead Value Fund (Class R1/SVFDX) gained 23.45% versus a gain in the S&P 500 Index of 33.89% and a gain in the Russell 1000 Value Index of 29.56%.
TOP PERFORMANCE CONTRIBUTORS
Our biggest gainers in the fiscal year were American Express (AXP), Macerich (MAC), and Simon Property (SPG).
TOP PERFORMANCE DETRACTORS
The top detractors were APA Corp (APA), Occidental Petroleum (OXY), and Cenovus Energy (CVE CN).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class R1 shares. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2024	1 Year	5 Year	10 Year
Smead Value Fund (Class R1/SVFDX)	23.45%	13.14%	11.10%
S&P 500® Index (Total Return)	33.89%	15.77%	13.35%
Russell 1000® Value Index (Total Return)	29.56%	10.84%	9.32%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of November 30, 2024)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$6,370,488,957
Total number of portfolio holdings	30
Total advisory fees paid (after waivers)	$43,481,675
Portfolio turnover rate	13%
Graphical Representation of Holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.5%
Lennar Corp. – Class A	6.2%
Macerich Co. (The) – REIT	5.8%
DR Horton, Inc.	5.7%
American Express Co.	5.6%
Merck & Co., Inc.	4.6%
NVR, Inc.	4.5%
Occidental Petroleum Corp.	4.5%
Amgen, Inc.	4.5%
Bank of America Corp.	4.1%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.

Smead Value Fund
Class R2/SVFKX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class R2/SVFKX)	$161	1.44%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the fiscal year 2024, the Smead Value Fund (Class R2/SVFKX) gained 23.67% versus a gain in the S&P 500 Index of 33.89% and a gain in the Russell 1000 Value Index of 29.56%.
TOP PERFORMANCE CONTRIBUTORS
Our biggest gainers in the fiscal year were American Express (AXP), Macerich (MAC), and Simon Property (SPG).
TOP PERFORMANCE DETRACTORS
The top detractors were APA Corp (APA), Occidental Petroleum (OXY), and Cenovus Energy (CVE CN).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class R2 shares. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2024	1 Year	5 Year	10 Year
Smead Value Fund (Class R2/SVFKX)	23.67%	13.21%	11.54%
S&P 500® Index (Total Return)	33.89%	15.77%	13.35%
Russell 1000® Value Index (Total Return)	29.56%	10.84%	9.32%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of November 30, 2024)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$6,370,488,957
Total number of portfolio holdings	30
Total advisory fees paid (after waivers)	$43,481,675
Portfolio turnover rate	13%
Graphical Representation of Holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.5%
Lennar Corp. – Class A	6.2%
Macerich Co. (The) – REIT	5.8%
DR Horton, Inc.	5.7%
American Express Co.	5.6%
Merck & Co., Inc.	4.6%
NVR, Inc.	4.5%
Occidental Petroleum Corp.	4.5%
Amgen, Inc.	4.5%
Bank of America Corp.	4.1%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.

Smead Value Fund
Class Y/SVFYX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class Y/SVFYX)	$89	0.79%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the fiscal year 2024, the Smead Value Fund (Class Y/SVFYX) gained 24.45% versus a gain in the S&P 500 Index of 33.89% and a gain in the Russell 1000 Value Index of 29.56%.
TOP PERFORMANCE CONTRIBUTORS
Our biggest gainers in the fiscal year were American Express (AXP), Macerich (MAC), and Simon Property (SPG).
TOP PERFORMANCE DETRACTORS
The top detractors were APA Corp (APA), Occidental Petroleum (OXY), and Cenovus Energy (CVE CN).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class Y shares. It assumes a $10,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000,000
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2024	1 Year	5 Year	10 Year
Smead Value Fund (Class Y/SVFYX)	24.45%	13.85%	11.84%
S&P 500® Index (Total Return)	33.89%	15.77%	13.35%
Russell 1000® Value Index (Total Return)	29.56%	10.84%	9.32%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of November 30, 2024)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$6,370,488,957
Total number of portfolio holdings	30
Total advisory fees paid (after waivers)	$43,481,675
Portfolio turnover rate	13%
Graphical Representation of Holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.5%
Lennar Corp. – Class A	6.2%
Macerich Co. (The) – REIT	5.8%
DR Horton, Inc.	5.7%
American Express Co.	5.6%
Merck & Co., Inc.	4.6%
NVR, Inc.	4.5%
Occidental Petroleum Corp.	4.5%
Amgen, Inc.	4.5%
Bank of America Corp.	4.1%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.

Smead Value Fund
Investor Class/SMVLX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Investor Class/SMVLX)	$129	1.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the fiscal year 2024, the Smead Value Fund (Investor Class/SMVLX) gained 24.00% versus a gain in the S&P 500 Index of 33.89% and a gain in the Russell 1000 Value Index of 29.56%.
TOP PERFORMANCE CONTRIBUTORS
Our biggest gainers in the fiscal year were American Express (AXP), Macerich (MAC), and Simon Property (SPG).
TOP PERFORMANCE DETRACTORS
The top detractors were APA Corp (APA), Occidental Petroleum (OXY), and Cenovus Energy (CVE CN).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2024	1 Year	5 Year	10 Year
Smead Value Fund (Investor Class/SMVLX)	24.00%	13.44%	11.41%
S&P 500® Index (Total Return)	33.89%	15.77%	13.35%
Russell 1000® Value Index (Total Return)	29.56%	10.84%	9.32%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of November 30, 2024)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$6,370,488,957
Total number of portfolio holdings	30
Total advisory fees paid (after waivers)	$43,481,675
Portfolio turnover rate	13%
Graphical Representation of Holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.5%
Lennar Corp. – Class A	6.2%
Macerich Co. (The) – REIT	5.8%
DR Horton, Inc.	5.7%
American Express Co.	5.6%
Merck & Co., Inc.	4.6%
NVR, Inc.	4.5%
Occidental Petroleum Corp.	4.5%
Amgen, Inc.	4.5%
Bank of America Corp.	4.1%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.

Smead International Value Fund
Class A/SVXAX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Class A/SVXAX)	$149	1.42%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The fiscal year 2024 in the Smead International Value Fund (Class A/SVXAX) produced 10.16% for the shareholders compared to 11.88% for the MSCI EAFE NR Index and 13.03% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal year were Generali (G IM), Bawag Group AG (BG AV), and Unicredit SPA (UCG IM).
TOP PERFORMANCE DETRACTORS
The three poorest-performing stocks were Porsche Auto (PAH3 GR), Volkswagen (VOW3 GR), and Occidental Petroleum (OXY/WS US).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Class A shares since its inception on January 12, 2015. It assumes a $10,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2024	1 Year	5 Year	Since Inception
Smead International Value Fund (Class A/SVXAX) with sales charge	3.83%	13.16%	8.16%
Smead International Value Fund (Class A/SVXAX)	10.16%	14.51%	8.81%
MSCI All Country World Index ex-USA (Net-USD)	13.03%	5.40%	5.29%
MSCI EAFE Index Net	11.88%	5.89%	5.75%
The Fund commenced operations on January 12, 2022 after succeeding to substantially all of the assets and liabilities of a private fund managed by an affiliate of Smead Capital Management, Inc. (the "International Value Predecessor Fund"). The "since inception" date reflected in the graph and table below is that of the International Value Predecessor Fund.
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of November 30, 2024)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$154,451,981
Total number of portfolio holdings	29
Total advisory fees paid (after waivers)	$973,016
Portfolio turnover rate	28%
Graphical Representation of Holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
MEG Energy Corp.	8.1%
Strathcona Resources Ltd.	7.7%
BAWAG Group AG	7.4%
Cenovus Energy, Inc.	5.9%
Assicurazioni Generali SpA	4.9%
UniCredit SpA	4.8%
West Fraser Timber Co. Ltd.	4.7%
Frontline PLC	4.5%
Pandora AS	4.3%
Barclays PLC	3.6%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.

Smead International Value Fund
Class C/SVXCX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Class C/SVXCX)	$210	2.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The fiscal year 2024 in the Smead International Value Fund (Class C/SVXCX) produced 9.50% for the shareholders compared to 11.88% for the MSCI EAFE NR Index and 13.03% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal year were Generali (G IM), Bawag Group AG (BG AV), and Unicredit SPA (UCG IM).
TOP PERFORMANCE DETRACTORS
The three poorest-performing stocks were Porsche Auto (PAH3 GR), Volkswagen (VOW3 GR), and Occidental Petroleum (OXY/WS US).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Class C shares since its inception on January 12, 2015. It assumes a $25,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2024	1 Year	5 Year	Since Inception
Smead International Value Fund (Class C/SVXCX)	9.50%	13.86%	8.18%
MSCI All Country World Index ex-USA (Net-USD)	13.03%	5.40%	5.29%
MSCI EAFE Index Net	11.88%	5.89%	5.75%
The Fund commenced operations on January 12, 2022 after succeeding to substantially all of the assets and liabilities of a private fund managed by an affiliate of Smead Capital Management, Inc. (the "International Value Predecessor Fund"). The "since inception" date reflected in the graph and table below is that of the International Value Predecessor Fund.
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of November 30, 2024)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$154,451,981
Total number of portfolio holdings	29
Total advisory fees paid (after waivers)	$973,016
Portfolio turnover rate	28%
Graphical Representation of Holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
MEG Energy Corp.	8.1%
Strathcona Resources Ltd.	7.7%
BAWAG Group AG	7.4%
Cenovus Energy, Inc.	5.9%
Assicurazioni Generali SpA	4.9%
UniCredit SpA	4.8%
West Fraser Timber Co. Ltd.	4.7%
Frontline PLC	4.5%
Pandora AS	4.3%
Barclays PLC	3.6%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.

Smead International Value Fund
Class I1/SVXFX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Class I1/SVXFX)	$121	1.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The fiscal year 2024 in the Smead International Value Fund (Class I1/SVXFX) produced 10.46% for the shareholders compared to 11.88% for the MSCI EAFE NR Index and 13.03% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal year were Generali (G IM), Bawag Group AG (BG AV), and Unicredit SPA (UCG IM).
TOP PERFORMANCE DETRACTORS
The three poorest-performing stocks were Porsche Auto (PAH3 GR), Volkswagen (VOW3 GR), and Occidental Petroleum (OXY/WS US).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Class I1 shares since its inception on January 12, 2015. It assumes a $1,000,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2024	1 Year	5 Year	Since Inception
Smead International Value Fund (Class I1/SVXFX)	10.46%	14.83%	9.11%
MSCI All Country World Index ex-USA (Net-USD)	13.03%	5.40%	5.29%
MSCI EAFE Index Net	11.88%	5.89%	5.75%
The Fund commenced operations on January 12, 2022 after succeeding to substantially all of the assets and liabilities of a private fund managed by an affiliate of Smead Capital Management, Inc. (the "International Value Predecessor Fund"). The "since inception" date reflected in the graph and table below is that of the International Value Predecessor Fund.
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of November 30, 2024)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$154,451,981
Total number of portfolio holdings	29
Total advisory fees paid (after waivers)	$973,016
Portfolio turnover rate	28%
Graphical Representation of Holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
MEG Energy Corp.	8.1%
Strathcona Resources Ltd.	7.7%
BAWAG Group AG	7.4%
Cenovus Energy, Inc.	5.9%
Assicurazioni Generali SpA	4.9%
UniCredit SpA	4.8%
West Fraser Timber Co. Ltd.	4.7%
Frontline PLC	4.5%
Pandora AS	4.3%
Barclays PLC	3.6%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.

Smead International Value Fund
Class Y/SVXYX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Class Y/SVXYX)	$105	1.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The fiscal year 2024 in the Smead International Value Fund (Class Y/SVXYX) produced 10.59% for the shareholders compared to 11.88% for the MSCI EAFE NR Index and 13.03% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal year were Generali (G IM), Bawag Group AG (BG AV), and Unicredit SPA (UCG IM).
TOP PERFORMANCE DETRACTORS
The three poorest-performing stocks were Porsche Auto (PAH3 GR), Volkswagen (VOW3 GR), and Occidental Petroleum (OXY/WS US).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Class Y shares since its inception on January 12, 2015. It assumes a $10,000,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000,000
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2024	1 Year	5 Year	Since Inception
Smead International Value Fund (Class Y/SVXYX)	10.59%	14.98%	9.25%
MSCI All Country World Index ex-USA (Net-USD)	13.03%	5.40%	5.29%
MSCI EAFE Index Net	11.88%	5.89%	5.75%
The Fund commenced operations on January 12, 2022 after succeeding to substantially all of the assets and liabilities of a private fund managed by an affiliate of Smead Capital Management, Inc. (the "International Value Predecessor Fund"). The "since inception" date reflected in the graph and table below is that of the International Value Predecessor Fund.
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of November 30, 2024)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$154,451,981
Total number of portfolio holdings	29
Total advisory fees paid (after waivers)	$973,016
Portfolio turnover rate	28%
Graphical Representation of Holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
MEG Energy Corp.	8.1%
Strathcona Resources Ltd.	7.7%
BAWAG Group AG	7.4%
Cenovus Energy, Inc.	5.9%
Assicurazioni Generali SpA	4.9%
UniCredit SpA	4.8%
West Fraser Timber Co. Ltd.	4.7%
Frontline PLC	4.5%
Pandora AS	4.3%
Barclays PLC	3.6%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.

Smead International Value Fund
Investor Class/SVXLX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Investor Class/SVXLX)	$131	1.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The fiscal year 2024 in the Smead International Value Fund (Investor Class/SVXLX) produced 10.33% for the shareholders compared to 11.88% for the MSCI EAFE NR Index and 13.03% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal year were Generali (G IM), Bawag Group AG (BG AV), and Unicredit SPA (UCG IM).
TOP PERFORMANCE DETRACTORS
The three poorest-performing stocks were Porsche Auto (PAH3 GR), Volkswagen (VOW3 GR), and Occidental Petroleum (OXY/WS US).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Investor Class shares since its inception on January 12, 2015. It assumes a $10,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2024	1 Year	5 Year	Since Inception
Smead International Value Fund (Investor Class/SVXLX)	10.33%	14.69%	8.98%
MSCI All Country World Index ex-USA (Net-USD)	13.03%	5.40%	5.29%
MSCI EAFE Index Net	11.88%	5.89%	5.75%
The Fund commenced operations on January 12, 2022 after succeeding to substantially all of the assets and liabilities of a private fund managed by an affiliate of Smead Capital Management, Inc. (the "International Value Predecessor Fund"). The "since inception" date reflected in the graph and table below is that of the International Value Predecessor Fund.
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of November 30, 2024)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$154,451,981
Total number of portfolio holdings	29
Total advisory fees paid (after waivers)	$973,016
Portfolio turnover rate	28%
Graphical Representation of Holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
MEG Energy Corp.	8.1%
Strathcona Resources Ltd.	7.7%
BAWAG Group AG	7.4%
Cenovus Energy, Inc.	5.9%
Assicurazioni Generali SpA	4.9%
UniCredit SpA	4.8%
West Fraser Timber Co. Ltd.	4.7%
Frontline PLC	4.5%
Pandora AS	4.3%
Barclays PLC	3.6%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.

Item 2. Code of Ethics.

(a) As of November 30, 2024, the Registrant had adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (the "Code of Ethics").

(c) There have been no amendments to the Registrant's Code of Ethics during the reporting period for this Form N-CSR.

(d) During the period covered by the report, the Registrant did not grant any waivers from any provisions of the Code of Ethics.

(e) Not applicable.

(f) The Code of Ethics is included with this Form N-CSR as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant's Board of Trustees has determined that there is at least one member who qualifies as an "Audit Committee Financial Expert" serving on its Audit Committee.

(a)(2) Mr. Walter F. Walker and Mr. Peter M. Musser serve as the "Audit Committee Financial Experts" and are considered to be "Independent Trustees" as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $38,000 and $39,500 for 2023 and 2024, respectively.

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 and $0 for 2023 and 2024, respectively.

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,000 and $6,000 for 2023 and 2024, respectively. Tax fees are related to tax services in connection with the Funds' excise tax calculations and review of the Funds' applicable tax returns in 2023 and excise tax calculations, shareholder reporting preparation, PFIC identification services, and preparation of the Funds' applicable tax returns in 2024.

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 and $0 for 2023 and 2024, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee pre-approves all audit and non-audit services to be performed by the Registrant's accountant before the accountant is engaged by the Registrant to perform such services.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) and (c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows: None.

(f) Not applicable.

(g) There were no non-audit fees billed by Registrant's accountant for the Registrant's fiscal years ended November 30, 2024 and November 30, 2023.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as part of the Financial Statements under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

Annual Financial Statements and Other Information

November 30, 2024

Investment Adviser

Smead Capital Management, Inc.

2502 East Camelback Road

Suite 210

Phoenix, AZ 85016

Phone: 877-807-4122

www.smeadfunds.com

Table of Contents

LETTERS TO SHAREHOLDERS .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1 SCHEDULES OF INVESTMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6 STATEMENTS OF ASSETS AND LIABILITIES . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11 STATEMENTS OF OPERATIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15 STATEMENTS OF CHANGES IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17 FINANCIAL HIGHLIGHTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20 NOTES TO FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 39 TAX INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 41

November 2024 Annual Letter: Smead Value Fund

In the fiscal year 2024, the Smead Value Fund (the "Fund"; SMVLX) gained 24.00% versus a gain in the S&P 500 Index of 33.89% and a gain in the Russell 1000 Value Index of 29.56%. As the frequently repeated industry saying goes, “You can’t eat relative performance”. Considering the environment we have had in the energy space, we are pleased with the fiscal year returns and, as always, will continue to strive for better.

Our biggest gainers in the fiscal year were American Express (AXP), Macerich (MAC), and Simon Property (SPG). The detractors were APA Corp (APA), Occidental Petroleum (OXY), and Cenovus Energy (CVE CN). Throughout the year, the U.S. consumer demonstrated resilience, but this strength did not translate to our energy holdings, which were more heavily influenced by global macroeconomic factors.

Envy Can Be Useful

We are big fans of Charlie Munger and his many substantive comments over the years. One of our favorites is, “Envy is a really stupid sin because it's the only one you could never possibly have any fun at!” The dictionary defines envy as, “a feeling of discontent or resentful longing aroused by someone else’s possessions, qualities, or luck!” Let’s dig into how we operate versus how most stock-picking organizations appear to operate.

The U.S. stock market, represented by the most popular investment vehicle, the S&P 500 Index, has had almost uninterrupted momentum since 2009. This momentum has lodged itself in the premier growth stocks, which were very popular for almost the entire 15 years. First, it was the FANG stocks, then it was the FAANG stocks, and now that has morphed into the Magnificent 7. Most stock-picking organizations have been forced to conform to the momentum of these glamorous stocks.

Our returns over the last 15 years have been very competitive with the S&P 500 Index, and that success put us near the top of our competitors in the large cap value category. How are we using envy in a useful way to augment our returns and where does that put us in our portfolio today?

We want to buy meritorious companies when they are temporarily in the doghouse and close to what Sir John Templeton called “the point of maximum pessimism.” Rather than envying the owners of popular stocks, we wait for those companies to fall into deep disfavor, and then we remember how easy it was to envy their owners.

We are reminded of this as we look back over the last five years. While we haven’t owned any of the Magnificent 7, we did buy copious shares of Simon Properties (SPG) when Covid 19 shut down almost everything. We computed our total return from this premier owner of Class A malls and the Premier Outlets since our entry at 36% through November 29, 2024. We believe David Simon is the best capital allocator in the industry and the 600-pound gorilla in commercial retail real estate.

Prior to that incredible entry point, we had been envious of the stock because we owned Macerich (MAC), which David Simon says is the best operator of a Class A mall. Since the stock market was seemingly giving away MAC at that time, we bought more of it at $6 and added to our representation with SPG.

We were invested for seven years in NVR (NVR), the nation’s fifth largest home builder, and Lennar (LEN), the second largest home builder, for five years back in 2020. We decided to invoke Mae West. She said, “Too much of a good thing can be wonderful.” Around the time we bought SPG, we bought numerous shares of DR Horton (DHI) at an average of around $50 per share. It is the nation’s largest home builder. All three homebuilders were making a huge pivot to build on land developed by other real estate developers, which drastically reduced the capital needs of the industry and eliminated much of the worst cyclicality.

What is meritorious today that investors are usually envious of that nobody seems to want? Try Merck (MRK) and Amgen (AMGN) in the land of medicine.These powerhouses save lives and lengthen our lifespans. Also, the oil and gas companies are deeply out of favor. We believe most stock market participants don’t understand how long the world will need fossil fuels and how scarce they are becoming relative to how long we need them. The cheapest in relation to invested capital of our group are names like Apache Corp (APA), Ovintiv (OVV) and Cenovus (CVE).

Envy causes investors to want to know why we didn’t buy the most obvious and glamorous tech and growth stocks. What we don’t envy is what happens when popular and glamorous stocks hit the wall, like in 2022. We are happy to have another solid year of returns for our investors and look forward to future fire sales of companies that are currently meritorious and popular!

Fear stock market failure,

William Smead	Cole Smead, CFA
Lead Portfolio Manager	Co-Portfolio Manager

November 2024 Annual Letter: Smead International Value Fund

The fiscal year 2024 in the Smead International Value Fund (the “Fund”; SVXLX) produced 10.33% for the shareholders compared to 11.88% for the MSCI EAFE NR Index and 13.03% for the MSCI ACWI ex-US NR Index.

Our best performers in the fiscal year were Generali (G IM), Bawag Group AG (BG AV), and Unicredit SPA (UCG IM). Our bank holdings have been outstanding performers throughout the year, and even at their current valuations, we believe they continue to look attractive.

The three poorest-performing stocks were Porsche Auto (PAH3 GR), Volkswagen (VOW3 GR), and Occidental Petroleum (OXY/WS US). European automakers have long been constrained by stringent regulations and labor requirements. However, we are finally starting to see progress and potential relief in these areas.

A Generational Event

The last 12 months have been bizarre for us as investors.You can hear the sucking sound as capital leaves foreign stock markets and runs, swims or jumps over the US border to invest in “American Exceptionalism.” On a recent trip that I (Cole) took for business meetings in Asia, I was shocked to see the comfortability of foreign individuals and institutions with the risk in the US stock market and not more locally-biased securities. In Thailand, the institutions had 70% of their global equity capital in US stocks. Their comments about the type of securities we own were that these aren’t well-known names like Microsoft or Apple in America. Former Intel CEO, Andy Grove, once said that the best advice he got from one of his New York City college professors was that “when everyone knows that something is so, nobody knows nothing.”

Everybody knows the dominance of US mega-cap stocks looking backwards. They know the potential growth of artificial intelligence (AI) and they know that the US economy has been stronger than most places in the world. However, they choose to look past the cyclicality of single-market dominance globally like Japan in 1989 or China in 2011.

They don’t stop to ask when the capex of AI will match the returns of the past. The railroads didn’t provide much return for a long time and neither did the shale revolution, but both were great for society and consumers.

Lastly, they don’t talk about the excesses of fiscal largesse, via federal government budget deficits, provided to the American economy. This appears to be unsustainable and possibly, at some point, tough to finance. We have grown the economy with government spending and borrowing; a great short-term tool and a bad long-term one. China has learned that it only works for so long.

We are excited for the one constant: change. Time is the one great elixir in investing and the patience needed to allow investment outcomes to be realized. We like that compared to the US, the World’s problems are so well understood and priced into securities. This gives shareholders a generational event. We also like that foreign companies in the Japan and Europe markets are beginning to adopt better capital allocation disciplines and more efficient capital structures.

We don’t believe this is understood while everyone marvels at stocks on the NYSE and the NASDAQ markets.When we wake up in the distant future, this kind of euphoria could happen on stock exchanges in Tokyo, Toronto, London and Milan. At that point, we will be skeptical of the euphoria. To our shareholders’ benefit, it will likely take many years for capital to alleviate this generational event.

Fear stock market failure,

Cole Smead, CFA	William Smead
Lead Portfolio Manager	Co-Portfolio Manager

The information contained herein represents the opinion of Smead Capital Management, Inc. and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Consider the investment objectives, risks, charges and expenses of the Funds carefully before investing.The statutory and summary prospectuses contain this and other information about the Funds and are available at www.smeadcap.com or by calling 877-807-4122. Read carefully before investing.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 877-807-4122.

Mutual fund investing involves risk. Principal loss is possible.

Foreign Securities Risk. Investments in securities of foreign companies involve additional risks, including less liquidity, currency rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and the imposition of foreign withholding taxes.

MSCI EAFE NR Index is a broad-based, unmanaged equity market index designed to measure the equity market performance of 21 developed markets, excluding the US and Canada. An index cannot be invested in directly. This benchmark calculates reinvested dividends net of withholding taxes using Luxembourg tax rates. MSCI ACWI ex-U.S. Index (Net) is a free float-adjusted market capitalization index that is designed to large and mid-cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 24 Emerging Markets (EM) countries. This benchmark calculates reinvested dividends net of withholding taxes using Luxembourg tax rates. One cannot invest directly in an index.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.The Russell 1000® Value Index measures the performance of those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell ® is a trademark of Russell Investment Group. One cannot invest directly in an index.

The Smead Funds are distributed by UMB Distribution Services, LLC. UMB Distribution Services, and Smead Capital Management, Inc. are not affiliated.

SMEAD VALUE FUND

Schedule of Investments

	November 30, 2024
	Shares	Value
COMMON STOCKS 95.15%
Banks 12.37%
Bank of America Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,435,338	$258,232,908
Fifth Third Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,904,534	91,531,904
JPMorgan Chase & Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	947,861	236,699,849
M&T Bank Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	422,868	93,026,731
Western Alliance Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,156,214	108,233,193
		787,724,585
Consumer Durables & Apparel 16.45%
DR Horton, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,154,375	363,615,413
Lennar Corp. – Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,282,885	398,112,315
NVR, Inc. (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	31,000	286,302,980
		1,048,030,708
Diversified Financials 8.41%
American Express Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,179,418	359,345,076
Berkshire Hathaway, Inc. – Class B (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	181,539	87,686,968
Credit Acceptance Corp. (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	177,988	88,584,627
		535,616,671
Energy 21.58%
APA Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,147,645	252,494,159
Cenovus Energy, Inc. (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,449,110	197,208,342
ConocoPhillips . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,880,601	203,744,313
Devon Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,032,955	191,000,642
Occidental Petroleum Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,637,276	285,133,420
Ovintiv, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,396,545	245,111,074
		1,374,691,950
Media & Entertainment 1.00%
Sirius XM Holdings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,356,082	63,496,410
Pharmaceuticals, Biotechnology & Life Sciences 9.08%
Amgen, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,004,343	284,098,504
Merck & Co., Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,894,973	294,245,056
		578,343,560
Real Estate 12.29%
Macerich Co. (The) – REIT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,491,029	370,984,725
Simon Property Group, Inc. – REIT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,243,801	411,961,864
		782,946,589

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Schedule of Investments (Continued)

	November 30, 2024
	Shares	Value
Retailing 9.96%
eBay, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,190,907	$201,952,504
Home Depot, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	442,093	189,715,369
Target Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,307,996	173,060,951
Ulta Beauty, Inc. (a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	179,719	69,486,554
		634,215,378
Semiconductors & Semiconductor Equipment 1.46%
QUALCOMM, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	588,674	93,322,489
Transportation 2.55%
U-Haul Holding Co. (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	441,663	31,212,324
U-Haul Holding Co. (Non Voting) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,106,129	131,506,695
		162,719,019
TOTAL COMMON STOCKS (Cost $4,702,346,773) . . . . . . . . . . . . . . . .		6,061,107,359
SHORT-TERM INVESTMENTS 4.77%
Money Market Fund 4.77%
Northern Institutional Treasury Portfolio — Premier Class, 4.47% (c) . .	303,971,067	303,971,067
TOTAL SHORT-TERM INVESTMENTS (Cost $303,971,067) . . . . . . . .		303,971,067
TOTAL INVESTMENTS (Cost $5,006,317,840) 99.92%. . . . . . . . . . . . .		6,365,078,426
Other Assets in Excess of Liabilities 0.08% . . . . . . . . . . . . . . . . . . . . . . . .		5,410,531
TOTAL NET ASSETS 100% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		$6,370,488,957

(a)Non-income producing security.

(b)Foreign issued security.

(c)The rate shown is the 7-day annualized yield as of November 30, 2024.

REIT — Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc. for the purpose of Industry Classification in the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND

Schedule of Investments

	November 30, 2024
	Shares	Value
COMMON STOCKS 87.76%
Australia 2.73%
Materials 2.73%
Whitehaven Coal Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	979,822	$ 4,215,468
Austria 7.44%
Financials 7.44%
BAWAG Group AG (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	145,064	11,495,382
Canada 29.98%
Consumer Staples 1.12%
Alimentation Couche-Tard, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29,632	1,733,498
Energy 24.15%
Cenovus Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	573,222	9,080,501
Imperial Oil Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	50,164	3,714,963
MEG Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	698,793	12,576,926
Strathcona Resources Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	524,480	11,926,896
		37,299,286
Materials 4.71%
West Fraser Timber Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	74,078	7,275,797
		46,308,581
Denmark 4.28%
Consumer Discretionary 4.28%
Pandora AS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	40,854	6,612,672
Italy 9.67%
Financials 9.67%
Assicurazioni Generali SpA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	265,042	7,589,829
UniCredit SpA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	191,093	7,344,816
		14,934,645
Japan 2.99%
Consumer Discretionary 2.99%
Subaru Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	286,173	4,618,092
Netherlands 1.19%
Communications 1.19%
Universal Music Group NV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	76,254	1,835,794

The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

	November 30, 2024
	Shares	Value
Norway 4.44%
Industrials 4.44%
Frontline PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	419,588	$ 6,864,387
South Africa 2.37%
Materials 2.37%
Thungela Resources Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	512,211	3,662,059
Spain 3.52%
Financials 3.52%
Bankinter SA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	685,364	5,428,218
Switzerland 2.70%
Health Care 2.70%
Roche Holding AG . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,358	4,166,074
United Kingdom 14.04%
Consumer Discretionary 5.50%
Burberry Group PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	431,298	4,933,767
Next PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	27,734	3,558,994
		8,492,761
Financials 6.48%
Barclays PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,666,834	5,593,883
NatWest Group PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	860,331	4,412,855
		10,006,738
Industrials 1.05%
IWG PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	769,130	1,633,216
Materials 1.01%
Glencore PLC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	321,486	1,556,906
		21,689,621
United States 2.41%
Energy 2.41%
Occidental Petroleum Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	73,459	3,715,556
TOTAL COMMON STOCKS (Cost $112,121,933) . . . . . . . . . . . . . . . . . . . . .		135,546,549

The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

	November 30, 2024
	Shares	Value
PREFERRED STOCKS 5.10%
Germany 5.10%
Consumer Discretionary 5.10%
Dr Ing hc F Porsche AG, 3.92% (a),(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16,916	$1,057,270
Porsche Automobil Holding SE, 7.38% (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	94,627	3,461,072
Volkswagen AG, 11.24% (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	39,271	3,354,556
TOTAL PREFERRED STOCKS (Cost $13,732,608) . . . . . . . . . . . . . . . . . . .		7,872,898
WARRANTS 1.75%
United States 1.75%
Energy 1.75%
Occidental Petroleum Corp., Exp. 7/6/2027, Strike $22.00 (c) . . . . . . . . . . . .	94,749	2,711,717
TOTAL WARRANTS (Cost $1,074,096) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		2,711,717
SHORT-TERM INVESTMENTS 2.53%
Money Market Fund 2.53%
Northern Institutional Treasury Portfolio — Premier Class, 4.47% (d) . . . . . .	3,908,346	3,908,346
TOTAL SHORT-TERM INVESTMENTS (Cost $3,908,346) . . . . . . . . . . . . . .		3,908,346
TOTAL INVESTMENTS (Cost $130,836,983) 97.14% . . . . . . . . . . . . . . . . . .		150,039,510
Other Assets in Excess of Liabilities 2.86% . . . . . . . . . . . . . . . . . . . . . . . . . . .		4,412,471
TOTAL NET ASSETS 100.00% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		$154,451,981

(a)Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, the value of this security totaled $12,552,652 or 8.13% of net assets.

(b)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

(c)Non-income producing security.

(d)The rate shown is the 7-day annualized yield as of November 30, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc. for the purpose of Industry Classification in the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statement of Assets and Liabilities

November 30, 2024

Assets

Investments, at value (cost $5,006,317,840) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Receivable for Fund shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Dividends and interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Due from Adviser. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Other assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Liabilities

Payable for Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Payable to Adviser. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Payable to Administrator. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Payable for distribution fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Payable for shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Accrued expenses and other liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net Assets Consist Of:

Paid in capital. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Total distributable earnings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Investor Class Shares

Net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net asset value, offering price and redemption price per share . . . . . . . . . . . . . . . . . .

Class A Shares

Net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net asset value, offering price and redemption price per share(1) . . . . . . . . . . . . . . . .

Maximum offering price per share ($84.93/0.9425) (2) . . . . . . . . . . . . . . . . . . . . . . . . . .

Class C Shares

Net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net asset value, offering price and redemption price per share(1) . . . . . . . . . . . . . . . .

$6,365,078,426 2,084,929 10,853,839 155 12,103

6,378,029,452

2,394,459

3,880,301

1,833

197,401

545,436

521,065

7,540,495

$6,370,488,957

$5,039,305,515 1,331,183,442

$6,370,488,957

$ 109,841,323

1,280,936

$85.75

$ 618,915,834

7,287,671

$84.93

$90.11

$82,622,758

1,001,579

$82.49

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statement of Assets and Liabilities (Continued)

	November 30, 2024
Class I1 Shares
Net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . $5,053,329,327
Shares of beneficial interest outstanding (unlimited number of shares
authorized, $0.001 par value) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. .	58,835,666
Net asset value, offering price and redemption price per share . . . . . . . . . . . . . . . .	. . $	85.89
Class R1 Shares

Net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . $	9,196
Shares of beneficial interest outstanding (unlimited number of shares
authorized, $0.001 par value) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. .	110
Net asset value, offering price and redemption price per share . . . . . . . . . . . . . . . .	. . $	83.98(3)

Class R2 Shares

Net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net asset value, offering price and redemption price per share . . . . . . . . . . . . . . . . . .

Class Y Shares

Net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net asset value, offering price and redemption price per share . . . . . . . . . . . . . . . . . .

$343,796

3,966

$86.69

$ 505,426,723

5,873,478

$86.05

(1)A 1.00% deferred sales charge (CDSC) applies to Class A purchases of $1,000,000 or more that are redeemed within 18 months of purchase. A CDSC of 1.00% also applies on redemptions of Class C shares within 12 months of purchase.

(2)Reflects a maximum sales charge of 5.75%.

(3)Calculated NAV may not equal actual NAV shown due to rounding of the net assets and shares.

The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND

Statement of Assets and Liabilities

November 30, 2024

Assets

Investments, at value (cost $130,836,983). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Receivable for Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Dividends and interest receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Receivable for investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Receivable for foreign tax reclaimable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Other assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Liabilities

Payable for Fund shares redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Payable to Adviser . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Payable to Administrator . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Payable for investments purchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Payable for distribution fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Payable for shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Payable for recoupment of previously waived expenses . . . . . . . . . . . . . . . . . . . . . . . . . .

Accrued expenses and other liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net Assets Consist Of:

$150,039,510 27,030 189,466 10,160,947 421,224 274

160,838,451

10,560

93,285

14,142

6,152,328

2,854

8,848

31,735

72,718

6,386,470

$154,451,981

Paid in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$139,015,180
Total distributable earnings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,436,801
Net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$154,451,981
Investor Class Shares

Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$87,014
Shares of beneficial interest outstanding (unlimited number of shares authorized,
$0.001 par value) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,543
Net asset value, offering price and redemption price per share . . . . . . . . . . . . . . . . . . . .	$56.40(1)

Class A Shares

Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net asset value, offering price and redemption price per share(2) . . . . . . . . . . . . . . . . . .

Maximum offering price per share ($55.75/0.9425) (3) . . . . . . . . . . . . . . . . . . . . . . . . . . . .

$ 12,122,523

217,434

$55.75

$59.15

The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND

Statement of Assets and Liabilities (Continued)

November 30, 2024
Class C Shares
Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$527,950
Shares of beneficial interest outstanding (unlimited number of shares authorized,
$0.001 par value) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,991
Net asset value, offering price and redemption price per share(2) . . . . . . . . . . . . . . . . . .	$52.84
Class I1 Shares

Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$87,707,008
Shares of beneficial interest outstanding (unlimited number of shares authorized,
$0.001 par value) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,538,101
Net asset value, offering price and redemption price per share . . . . . . . . . . . . . . . . . . . .	$57.02
Class Y Shares

Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$54,007,486
Shares of beneficial interest outstanding (unlimited number of shares authorized,
$0.001 par value) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	936,131
Net asset value, offering price and redemption price per share . . . . . . . . . . . . . . . . . . . .	$57.69

(1)Calculated NAV may not equal actual NAV shown due to rounding of the net assets and shares.

(2)A 1.00% deferred sales charge (CDSC) applies to Class A purchases of $1,000,000 or more that are redeemed within 18 months of purchase. A CDSC of 1.00% also applies on redemptions of Class C shares within 12 months of purchase.

(3)Reflects a maximum sales charge of 5.75%.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statement of Operations

For the year ended November 30, 2024

Investment Income

Dividend income (net of taxes withheld of $527,042) . . . . . . . . . . . . . . . . . . . . . . . . . .

Interest income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Expenses

Management fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Distribution fees – Investor Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Distribution fees – Class A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Distribution fees – Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Distribution fees – Class R1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Distribution fees – Class R2 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Shareholder servicing fees – Investor Class. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Shareholder servicing fees – Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Shareholder servicing fees – Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Shareholder servicing fees – Class I1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Shareholder servicing fees – Class R2 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Fund accounting and Administration fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Transfer agent fees and expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Federal and state registration fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Custody fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Reports to shareholders. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Legal fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Audit and tax fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Other expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Expense waiver by Adviser . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Realized and Unrealized Gain (Loss) on Investments

Net realized loss on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net realized loss on foreign currency transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net realized gain from in-kind redemptions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Change in net unrealized appreciation on investments . . . . . . . . . . . . . . . . . . . . . . . . .

Net Realized and Unrealized Gain on Investments . . . . . . . . . . . . . . . . . . . . . . . . . .

Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

$128,677,394

26,912

128,704,306

43,482,265

273,532

1,410,161

524,367

86

1,691

123,756

458,349

140,267

3,226,641

1

658,015

538,531

391,805

74,725

234,820

120,388

22,250

218,141

63,310

51,963,101

(590)

51,962,511

76,741,795

(64,687,530)

(100,025)

326,500,298

825,417,323

1,087,130,066

$1,163,871,861

The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND

Statement of Operations

For the year ended November 30, 2024

Investment Income

Dividend income (net of taxes withheld of $536,282) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 4,956,166

Total Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,956,166

Expenses

Management fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Distribution fees – Investor Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Distribution fees – Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Distribution fees – Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Shareholder servicing fees – Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Shareholder servicing fees – Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Shareholder servicing fees – Class I1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Fund accounting and Administration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Transfer agent fees and expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Federal and state registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Custody fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Reports to shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Legal fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Audit and tax fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Trustees' fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Recoupment of previously reimbursed expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Other expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Expense waiver by Adviser . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Realized and Unrealized Gain (Loss) on Investments

Net realized loss on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net realized loss on foreign currency transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Change in net unrealized appreciation on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Change in net unrealized depreciation on foreign currency. . . . . . . . . . . . . . . . . . . . . . . . .

Net Realized and Unrealized Gain on Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net Increase in Net Assets from Operations. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

988,726

203

18,818

2,864

9,599

615

68,785

100,822

66,535

82,421

28,957

8,291

803

21,250

4,808

59,058

25,482

1,488,037

(15,710)

1,472,327

3,483,839

(2,482,310)

(3,319)

9,201,070

(18,058)

6,697,383

$10,181,222

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statements of Changes in Net Assets

	For The Year Ended	For The Year Ended
	November 30, 2024	November 30, 2023
From Operations
Net investment income . . . . . . . . . . . . . . . . . . . . . .	$76,741,795	$81,667,989
Net realized gain from investments. . . . . . . . . . . .	261,812,768	142,398,902
Net realized loss from foreign currency
transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(100,025)	-
Change in net unrealized appreciation
(depreciation) on investments . . . . . . . . . . . . . . .	825,417,323	(180,208,849)

Net increase in net assets from operations . . . . . . .	1,163,871,861	43,858,042
From Distributions
Investor Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1,412,373)	(1,771,485)
Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(6,458,994)	(7,460,942)
Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(483,747)	(590,592)
Class I1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(64,585,233)	(72,422,216)
Class R1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(2,160)	(3,744)
Class R2 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(4,702)	(1,000)
Class Y. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(7,326,983)	(7,794,488)
Decrease in net assets resulting from distributions
paid . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(80,274,192)	(90,044,467)
From Capital Share Transactions
Proceeds from shares sold. . . . . . . . . . . . . . . . . . .	2,356,174,908	1,892,342,324
Issued in reinvestment of dividends and
distributions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	60,620,245	67,139,759
Payments for shares redeemed. . . . . . . . . . . . . . .	(1,715,393,636)	(1,827,314,814)
Net increase in net assets from capital share
transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	701,401,517	132,167,269
Total Increase in Net Assets . . . . . . . . . . . . . . . . . .
	1,784,999,186	85,980,844
Net Assets
Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,585,489,771	4,499,508,927

End of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$6,370,488,957	$4,585,489,771

The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND

Statements of Changes in Net Assets

	For The Year Ended	For The Year Ended
	November 30, 2024	November 30, 2023
From Operations
Net investment income . . . . . . . . . . . . . . . . . . . . . .	$3,483,839	$2,687,688
Net realized loss from investments . . . . . . . . . . . .	(2,482,310)	(866,678)
Net realized gain (loss) from foreign currency
transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(3,319)	7,612
Change in net unrealized appreciation on
investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,201,070	3,214,736
Change in net unrealized appreciation
(depreciation) on foreign currency
transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(18,058)	3,037

Net increase in net assets from operations . . . . . . .	10,181,222	5,046,395
From Distributions
Investor Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1,409)	(255)
Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(96,752)	(31,070)
Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(3,998)	(2,993)
Class I1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1,340,058)	(547,621)
Class Y. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(892,052)	(485,446)
Decrease in net assets resulting from distributions
paid . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(2,334,269)	(1,067,385)
From Capital Share Transactions
Proceeds from shares sold. . . . . . . . . . . . . . . . . . .	57,655,517	35,831,961
Issued in reinvestment of dividends and
distributions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,291,711	1,039,547
Payments for shares redeemed. . . . . . . . . . . . . . .	(19,030,443)	(10,696,725)
Net increase in net assets from capital share
transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	40,916,785	26,174,783
Total Increase in Net Assets . . . . . . . . . . . . . . . . . .
	48,763,738	30,153,793
Net Assets
Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . . .	105,688,243	75,534,450

End of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$154,451,981	$105,688,243

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

SMEAD VALUE FUND

Financial Highlights

November 30, 2024

		Income from investment operations			Less distributions paid
			Net realized			Distributions
	Net Asset	Net	and		Distributions	from net
	Value,	investment	unrealized	Total from	from net	realized gain	Total
	Beginning	income	gain/(loss) on investment		investments	on	distributions
	of Year	(loss)(1)	investments	operations	income	investments	paid
Investor Class
November 30, 2024	$70.08	$ 0.86	$15.83	$16.69	$(1.02)	$ —	$(1.02)
November 30, 2023	70.77	1.02	(0.53)	0.49	(0.47)	(0.71)	(1.18)
November 30, 2022	69.63	0.49	3.35	3.84	(0.15)	(2.55)	(2.70)
November 30, 2021	49.68	0.17	20.49	20.66	(0.35)	(0.36)	(0.71)
November 30, 2020	51.55	0.52	(0.47)	0.05	(0.35)	(1.57)	(1.92)
Class A
November 30, 2024	69.43	0.88	15.68	16.56	(1.06)	—	(1.06)
November 30, 2023	70.13	1.03	(0.53)	0.50	(0.49)	(0.71)	(1.20)
November 30, 2022	69.08	0.50	3.31	3.81	(0.21)	(2.55)	(2.76)
November 30, 2021	49.32	0.17	20.32	20.49	(0.37)	(0.36)	(0.73)
November 30, 2020	51.20	0.50	(0.45)	0.05	(0.36)	(1.57)	(1.93)
Class C
November 30, 2024	67.51	0.37	15.27	15.64	(0.66)	—	(0.66)
November 30, 2023	68.42	0.58	(0.53)	0.05	(0.25)	(0.71)	(0.96)
November 30, 2022	67.70	0.15	3.21	3.36	(0.09)	(2.55)	(2.64)
November 30, 2021	48.70	(0.18)	20.00	19.82	(0.46)	(0.36)	(0.82)
November 30, 2020(3)	36.22	0.08	12.40(4)	12.48	—	—	—
Class I1
November 30, 2024	70.19	1.10	15.84	16.94	(1.24)	—	(1.24)
November 30, 2023	70.88	1.22	(0.54)	0.68	(0.66)	(0.71)	(1.37)
November 30, 2022	69.74	0.68	3.35	4.03	(0.34)	(2.55)	(2.89)
November 30, 2021	49.78	0.34	20.47	20.81	(0.49)	(0.36)	(0.85)
November 30, 2020	51.65	0.62	(0.43)	0.19	(0.49)	(1.57)	(2.06)
Class R1
November 30, 2024	68.80	1.47	14.56	16.03	(0.85)	—	(0.85)
November 30, 2023	69.48	0.90	(0.50)	0.40	(0.37)	(0.71)	(1.08)
November 30, 2022	68.42	0.30	3.31	3.61	—	(2.55)	(2.55)
November 30, 2021	48.81	(0.03)	20.21	20.18	(0.21)	(0.36)	(0.57)
November 30, 2020	50.46	0.38	(0.46)	(0.08)	—	(1.57)	(1.57)

The accompanying notes are an integral part of these financial statements.

			Ratio of expenses to		Ratio of net investment income
			average net assets		(loss) to average net assets
Net
Net Asset		assets
Value,		at end of	Before	After	Before	After	Portfolio
End of	Total	year	waivers	waivers	waivers	waivers	turnover
Year	Return(2)	(000’s)	of expenses	of expenses	of expenses	of expenses	rate

$85.75	24.00%	$ 109,841	1.15%	1.15%	1.07%	1.07%	13.30%
70.08	0.77%	97,660	1.18%	1.18%	1.50%	1.50%	15.60%
70.77	5.70%	107,324	1.19%	1.19%	0.73%	0.73%	11.15%
69.63	42.10%	109,938	1.19%	1.19%	0.27%	0.27%	17.40%
49.68	0.09%	79,894	1.22%	1.22%	1.16%	1.16%	40.26%
84.93	24.05%	618,916	1.12%	1.12%	1.10%	1.10%	13.30%
69.43	0.81%	420,259	1.15%	1.15%	1.54%	1.54%	15.60%
70.13	5.69%	427,616	1.19%	1.19%	0.76%	0.76%	11.15%
69.08	42.11%	274,607	1.20%	1.20%	0.27%	0.27%	17.40%
49.32	0.08%	105,555	1.23%	1.23%	1.14%	1.14%	40.26%
82.49	23.30%	82,623	1.74%	1.74%	0.47%	0.47%	13.30%
67.51	0.14%	49,178	1.81%	1.81%	0.88%	0.88%	15.60%
68.42	5.13%	41,043	1.75%	1.75%	0.23%	0.23%	11.15%
67.70	41.29%	16,544	1.76%	1.76%	(0.27)%	(0.27)%	17.40%
48.70	34.46%(5)	199	1.85%(6)	1.84%(6)	0.27%(6)	0.28%(6)	40.26%(5)
85.89	24.37%	5,053,329	0.86%	0.86%	1.36%	1.36%	13.30%
70.19	1.05%	3,624,189	0.89%	0.89%	1.80%	1.80%	15.60%
70.88	5.99%	3,531,198	0.93%	0.93%	1.01%	1.01%	11.15%
69.74	42.43%	2,417,546	0.93%	0.93%	0.54%	0.54%	17.40%
49.78	0.36%	947,872	0.97%	0.97%	1.40%	1.40%	40.26%
83.98	23.45%	9	4.73%	1.59%	(1.18)%	1.96%	13.30%
68.80	0.65%	175	1.35%	1.35%	1.35%	1.35%	15.60%
69.48	5.45%	241	1.49%	1.49%	0.46%	0.46%	11.15%
68.42	41.75%	171	1.49%	1.49%	(0.05)%	(0.05)%	17.40%
48.81	(0.18)%	291	1.52%	1.52%	0.85%	0.85%	40.26%

SMEAD VALUE FUND

Financial Highlights (Continued)

November 30, 2024

		Income from investment operations			Less distributions paid
			Net realized			Distributions
	Net Asset	Net	and		Distributions	from net
	Value,	investment	unrealized	Total from	from net	realized gain	Total
	Beginning	income	gain/(loss) on investment		investments	on	distributions
	of Year	(loss)(1)	investments	operations	income	investments	paid
Class R2
November 30, 2024	$71.15	$0.64	$16.05	$16.69	$(1.15)	$ —	$(1.15)
November 30, 2023	71.80	1.06	(0.74)	0.32	(0.26)	(0.71)	(0.97)
November 30, 2022	70.62	0.33	3.49	3.85	(0.12)	(2.55)	(2.67)
November 30, 2021	50.43	0.08	20.75	20.83	(0.28)	(0.36)	(0.64)
November 30, 2020	52.43	0.41	(0.45)	(0.04)	(0.39)	(1.57)	(1.96)
Class Y
November 30, 2024	70.34	1.17	15.85	17.02	(1.31)	—	(1.31)
November 30, 2023	71.01	1.26	(0.51)	0.75	(0.71)	(0.71)	(1.42)
November 30, 2022	69.86	0.74	3.36	4.09	(0.39)	(2.55)	(2.94)
November 30, 2021	49.86	0.40	20.51	20.91	(0.55)	(0.36)	(0.91)
November 30, 2020	51.73	0.61	(0.35)	0.26	(0.56)	(1.57)	(2.13)

(1)Based on average shares outstanding.

(2)Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(3)Class C shares commenced operations on April 16, 2020.

(4)The amount shown for a share outstanding throughout the year does not correspond with the change in aggregate gains and losses in the portfolio of securities during the year because of the timing of sales and purchases of Fund shares in relation to fluctuating values during the year.

(5)Not annualized for periods of less than one year.

(6)Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

			Ratio of expenses to		Ratio of net investment income
			average net assets		(loss) to average net assets
Net
Net Asset		assets
Value,		at end of	Before	After	Before	After	Portfolio
End of	Total	year	waivers	waivers	waivers	waivers	turnover
Year	Return(2)	(000’s)	of expenses	of expenses	of expenses	of expenses	rate

$86.69	23.67%	$344	1.46%	1.44%	0.77%	0.79%	13.30%
71.15	0.55%	291	1.41%	1.41%	1.54%	1.54%	15.60%
71.80	5.57%	74	1.38%	1.38%	0.49%	0.49%	11.15%
70.62	41.78%	95	1.40%	1.40%	0.11%	0.11%	17.40%
50.43	(0.10)%	73	1.43%	1.43%	0.91%	0.91%	40.26%
86.05	24.45%	505,427	0.79%	0.79%	1.45%	1.45%	13.30%
70.34	1.16%	393,738	0.81%	0.81%	1.86%	1.86%	15.60%
71.01	6.06%	392,012	0.84%	0.84%	1.12%	1.11%	11.15%
69.86	42.62%	242,387	0.84%	0.84%	0.63%	0.62%	17.40%
49.86	0.48%	91,824	0.88%	0.84%	1.32%	1.36%	40.26%

SMEAD INTERNATIONAL VALUE FUND

Financial Highlights

November 30, 2024

		Income from investment operations			Less distributions paid
			Net realized
	Net Asset	Net	and		Distributions Net Asset
	Value,	investment	unrealized	Total from	from net	Value,
	Beginning	income	gain (loss) on investment		investments	End of	Total
	of Year	(loss)(1)	investments	operations	income	Year	Return(2)
Investor Class
November 30, 2024	$52.22	$ 1.46	$3.83	$5.29	$(1.11)	$56.40	10.33%
November 30, 2023	49.91	1.23	1.75	2.98	(0.67)	52.22	6.16%
November 30, 2022(3)	49.33	0.08	0.50	0.58	—	49.91	1.18%(4)
Class A
November 30, 2024	51.60	1.32	3.83	5.15	(1.00)	55.75	10.16%
November 30, 2023	49.32	1.34	1.52	2.86	(0.58)	51.60	5.97%
November 30, 2022(3)	48.83	0.33	0.16	0.49	—	49.32	1.00%(4)
Class C
November 30, 2024	48.95	0.85	3.74	4.59	(0.70)	52.84	9.50%
November 30, 2023	47.10	0.73	1.73	2.46	(0.61)	48.95	5.38%
November 30, 2022(3)	46.84	(0.14)(6)	0.40	0.26	—	47.10	0.58%(4)
Class I1
November 30, 2024	52.77	1.50	3.91	5.41	(1.16)	57.02	10.46%
November 30, 2023	50.41	1.47	1.59	3.06	(0.70)	52.77	6.26%
November 30, 2022(3)	49.78	0.43	0.20	0.63	—	50.41	1.27%(4)
Class Y
November 30, 2024	53.35	1.63	3.92	5.55	(1.21)	57.69	10.59%
November 30, 2023	50.91	1.62	1.55	3.17	(0.73)	53.35	6.44%
November 30, 2022(3)	50.18	0.49	0.24	0.73	—	50.91	1.45%(4)

(1)Based on average shares outstanding.

(2)Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(3)Period from January 12, 2022, date operations commenced, through November 30, 2022.

(4)Not annualized for periods of less than one year.

(5)Annualized for periods of less than one year.

(6)The amount shown for a share outstanding throughout the year does not correspond with the change in aggregate gains and losses in the portfolio of securities during the year because of the timing of sales and purchases of Fund shares in relation to fluctuating values during the year.

The accompanying notes are an integral part of these financial statements.

	Ratio of expenses to		Ratio of net investment income
	average net assets		(loss) to average net assets
Net
assets
at end of	Before	After	Before	After	Portfolio
year	waivers	waivers	waivers	waivers	turnover
(000’s)	of expenses	of expenses	of expenses	of expenses	rate

$87	2.24%	1.25%	1.55%	2.54%	27.92%
66	1.50%	1.25%	2.15%	2.40%	8.26%
19	1.42%(5)	1.42%(5)	0.19%(5)	0.19%(5)	20.30%(4)
12,123	1.44%	1.42%	2.31%	2.33%	27.92%
4,967	1.70%	1.42%	2.37%	2.65%	8.26%
2,630	1.51%(5)	1.51%(5)	0.78%(5)	0.78%(5)	20.30%(4)
528	2.17%	2.00%	1.42%	1.59%	27.92%
279	2.25%	2.00%	1.26%	1.51%	8.26%
106	2.02%(5)	2.02%(5)	(0.34)%(5)	(0.34)%(5)	20.30%(4)
87,707	1.16%	1.15%	2.58%	2.59%	27.92%
60,968	1.39%	1.15%	2.61%	2.85%	8.26%
39,428	1.23%(5)	1.23%(5)	0.99%(5)	0.99%(5)	20.30%(4)
54,007	1.01%	1.00%	2.78%	2.79%	27.92%
39,409	1.31%	1.00%	2.81%	3.12%	8.26%
33,351	1.15%(5)	1.00%(5)	0.97%(5)	1.12%(5)	20.30%(4)

SMEAD FUNDS

Notes to Financial Statements

November 30, 2024

(1)Organization

The Smead Value Fund and the Smead International Value Fund (each, a “Fund” and together, the "Funds") are non-diversified series of Smead Funds Trust, a Delaware statutory trust (the “Trust”) organized on July 17, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. Each Fund’s investment objective is long-term capital appreciation. The Trust may issue an unlimited number of interests (or shares) of beneficial interest, each with a par value of $0.001. The Smead Value Fund currently offers ten classes of shares: Investor Class, Class A, Class C, Class I1, Class I2, Class R1, Class R2, Class R3, Class R4 and Class Y shares; provided however Class I2, Class R3 and Class R4 shares are not currently available for purchase. The Smead International Value Fund currently offers six classes of shares: Investor Class, Class A, Class C, Class I1, Class I2 and Class Y shares; provided however the Class I2 shares have not commenced operation. Each class of shares of the Funds has identical rights and privileges except with respect to the distribution and shareholder servicing fees, and voting rights on matters affecting a single class of shares. The classes differ principally in their respective distribution and shareholder servicing expenses. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Smead Capital Management, Inc., the Funds’ investment adviser (the “Adviser”).

(2)Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)Investment Valuation

The Funds value their investments at fair value. Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day. Over-the-counter securities that are not traded on NASDAQ shall be valued at the most recent trade price. Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the

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Notes to Financial Statements (Continued)

November 30, 2024

closing bid (long positions) or ask (short positions) price in the principal market where such securities are normally traded. A money market fund that is an open-end investment company is valued at its reported net asset value ("NAV") per share. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price.Warrants not traded on a national securities exchange are valued at the last quoted bid price.

Debt securities, other than short-term instruments, are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by matrix pricing or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers’ acceptances and U.S. Treasury bills having a maturity of less than 60 days, are valued at amortized cost, which approximates fair value. If a short-term debt security has a maturity of greater than 60 days, it is valued at fair value.

Redeemable securities issued by open-end and registered investment companies are valued at the NAV of such companies for purchase and/or redemption orders placed on that day.

In the absence of prices from a Pricing Service or in the event that market quotations are not readily available, fair value will be determined under the Funds’ valuation policies and procedures adopted pursuant to Rule 2a-5 of the 1940 Act. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that a Fund’s shares are accurately priced. Pursuant to these procedures, the Board of Trustees (the “Board” or the “Trustees”) has appointed the Adviser as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board of Trustees’ oversight. As the Valuation Designee, the Adviser has established a valuation committee (the “Valuation Committee”) to fulfill its responsibilities as Valuation Designee. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. In accordance with procedures adopted by the Trust’s Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign equity securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAVs are calculated.

The Funds use a systematic valuation model, provided daily by an independent third party, to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others or the value when trading resumes or is realized upon sale. Therefore, if a

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Notes to Financial Statements (Continued)

November 30, 2024

shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than would be the case if the Fund were using market value pricing.

The Funds’ fair value procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including unadjusted quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation inputs of each Fund’s investments by each fair value hierarchy level as of November 30, 2024:

	Level 1		Level 2	Level 3	Total

			Smead Value Fund
Equity(1)
Common Stocks	$6,061,107,359	$	—	$—	$6,061,107,359
Total Equity
	6,061,107,359		—	—	6,061,107,359
Short-Term
Investments	—		303,971,067	—	303,971,067
Total Investments
on Securities	$6,061,107,359	$303,971,067		$—	$6,365,078,426

	Level 1	Level 2	Level 3	Total

	Smead International Value Fund
Equity(1)
Common Stocks	$51,581,043	$83,965,506	$—	$135,546,549
Preferred Stocks	—	7,872,898	—	7,872,898
Warrants	2,711,717	—	—	2,711,717
Total Equity
	54,292,760	91,838,404	—	146,131,164
Short-Term Investments	—	3,908,346	—	3,908,346
Total Investments on
Securities	$54,292,760	$95,746,750	$—	$150,039,510

(1)See the Schedules of Investments for industry classification.

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Notes to Financial Statements (Continued)

November 30, 2024

No Level 3 securities were held in the Funds at November 30, 2024. For the year ended November 30, 2024, there were no transfers into or out of Level 3 for the Funds. The Funds did not hold financial derivative instruments during the fiscal year.

(b)Share Valuation

The NAV per share of each class is calculated by dividing the sum of the value of the securities held by the class, plus cash and other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding for the class rounded to the nearest cent.The class’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

(c)Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(d)Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class, such as distribution and shareholder servicing fees), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Funds. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets.

(e)Federal Income Taxes

The Funds comply and expect to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the fiscal year ended November 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the fiscal year ended November 30, 2024, the Funds did not incur any interest or penalties.

SMEAD FUNDS

Notes to Financial Statements (Continued)

November 30, 2024

As of November 30, 2024, the components of distributable earnings on a tax basis were as follows:

		Smead
	Smead Value	International
	Fund	Value Fund
Cost basis of investments for federal income tax
purposes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$5,041,933,771	$132,194,278

Gross tax unrealized appreciation. . . . . . . . . . . . . . . . .	1,554,640,648	24,354,138
Gross tax unrealized depreciation. . . . . . . . . . . . . . . . .	(231,495,993)	(6,524,753)

Net tax unrealized appreciation . . . . . . . . . . . . . . . . . . .	$1,323,144,655	$17,829,385

Undistributed ordinary income . . . . . . . . . . . . . . . . . . . .	$65,488,801	$3,349,211
Undistributed long-term capital gain. . . . . . . . . . . . . . .	—	—
Total distributable earnings . . . . . . . . . . . . . . . . . . . . . . .	$65,488,801	$3,349,211

Other accumulated losses . . . . . . . . . . . . . . . . . . . . . . . .	(57,450,014)1	(5,741,795)2

Total accumulated gains . . . . . . . . . . . . . . . . . . . . . . . . . .	$1,331,183,442	$15,436,801

1 Other accumulated losses disclosed above pertains to Capital Loss Carryforwards, of which none was utilized in the current year. The character of the Capital Loss Carryforwards is $1,688,642 of short-term and $55,761,372 of long-term which is carried forward indefinitely.

2 Other accumulated losses disclosed above pertains to Capital Loss Carryforwards, of which none was utilized in the current year. The character of the Capital Loss Carryforwards is $4,311,879 of short-term and $1,429,916 of long-term which is carried forward indefinitely.

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

(f)Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds. GAAP requires that certain components of net assets relating to permanent differences be reclassified between the components of net assets.These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended November 30, 2024, reclassifications were made for equalization utilized and redemption in kinds.

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Notes to Financial Statements (Continued)

November 30, 2024

	Total Distributable	Paid-in
Fund Name	Earnings (Loss)	Capital
Smead Value Fund	$(325,304,907)	$325,304,907
Smead International	$—	$—
Value Fund

The tax character of distributions paid during the fiscal years ended November 30, 2024 and November 30, 2023 was as follows:

	November 30,	November 30,
Smead Value Fund	2024	2023
Ordinary Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$80,274,192	$47,139,436
Long-Term Capital Gain . . . . . . . . . . . . . . . . . . . . . . . . .	$—	$42,905,031
	November 30,	November 30,
Smead International Value Fund	2024	2023

Ordinary Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$2,334,269	$1,067,385
Long-Term Capital Gain . . . . . . . . . . . . . . . . . . . . . . . . .	$—	$—

On December 13, 2024, the Funds declared and paid distributions from ordinary income to shareholders of record on December 12, 2024.

(g)Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions based on specific identification using the first in, first out method. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

(h)Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains (losses) on investments on the Statements of Operations.

Net realized and unrealized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

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Notes to Financial Statements (Continued)

November 30, 2024

(i)Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties.The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may bemade against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(3)Investment Adviser

The Funds have an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment management services to the Funds. Under the terms of the Agreement, each Fund compensates the Adviser for its investment management services at the annual rate of 0.75% of the Fund’s average daily net assets. This fee is accrued daily and paid monthly.

The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses (the “Expense Limitation Caps”) (excluding any taxes, expenses of leverage, interest, brokerage commissions, dividends and interest on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) at least through March 31, 2025 to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.26%, 1.26%, 1.84%, 0.99%, 1.59%, 1.44% and 0.84% of the Fund’s average daily net assets for the Investor Class, Class A, Class C, Class I1, Class R1,Class R2 and Class Y shares for the Smead Value Fund and 1.25%, 1.42%, 2.00%, 1.15%, 1.10% and 1.00% of the Fund’s average daily net assets for the Investor Class, Class A, Class C, Class I1, Class I2 and Class Y shares for the Smead International Value Fund, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period (taking into account the reimbursement) does not exceed the Expense Limitation Caps in place at the time of waiver; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years. For the year ended November 30, 2024, the Adviser waived expenses of $590 and $15,710 for the Smead Value Fund and Smead International Value Fund, respectively. The following table shows the waived or reimbursed expenses subject to potential recovery expiring on November 30:

			Smead
		Smead Value	International
Year incurred	Expiration Year	Fund	Value Fund
2022	2025	$ —	$ 29,866
2023	2026	—	166,521
2024	2027	590	15,710

For the year ended November 30, 2024, the Adviser recouped $59,058 from the Smead International Value Fund.

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Notes to Financial Statements (Continued)

November 30, 2024

(4)Distribution Plan and Shareholder Servicing Plan

The Funds have adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), which authorizes them to pay UMB Distribution Services, LLC, the Funds’ principal distributor (the “Distributor”), a fee for the Smead Value Fund at an annual rate of 0.25% of the Fund’s average daily net assets of Investor Class and Class A shares, 0.75% of the Fund’s average daily net assets of Class C shares, and 0.50% of the Fund’s average daily net assets of Class R1 and Class R2 shares for services to prospective Fund shareholders and distribution of Fund shares of the Smead Value Fund. There is no 12b-1 fee for Class I1 and Class Y shares of the Smead Value Fund. Under the 12b-1 Plan, the Smead International Value Fund pays a fee at the annual rate of 0.25% of the Fund’s average daily net assets of Investor Class and Class A shares and 0.75% of the Fund’s average daily net assets of Class C shares services to prospective Fund shareholders and distribution of Fund shares of the Smead International Value Fund. There are no 12b-1 fees for Class I1, Class I2 and Class Y shares of the Smead International Value Fund.The following table details the 12b-1 Plan fees paid for the year ended November 30, 2024:

Smead Value Fund
Investor Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 273,532
Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,410,161
Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	524,367
Class I1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—
Class R1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	86
Class R2 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,691
Class Y. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—
Smead International Value Fund
Investor Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. $ 203
Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. 18,818
Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. 2,864
Class I1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. —
Class Y. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. —

As of November 30, 2024, the Smead Value Fund and Smead International Value Fund owed the Distributor fees pursuant to the 12b-1 Plans, in the amounts of $197,401 and $2,854, respectively.

The Funds have also adopted a separate shareholder servicing plan (the “Shareholder Servicing Plan”).The Shareholder Servicing Plan also authorizes payment of a shareholder servicing fee to financial intermediaries and other service providers up to 0.25% of the average daily net assets attributable to the Class A shares, Class C shares, Investor Class shares, Class I1 shares, Class I2 shares, Class R1 shares and Class R2 shares, respectively (this fee is referred to as the “Shareholder Servicing Fee”). However, as of November 30, 2024, these Shareholder Servicing Fees were expensed at the following rates for the Smead Value Fund: 0.11% for the Investor Class, 0.08% for the Class A shares, 0.20% for the Class C shares, 0.07% for the Class I1 shares, and

SMEAD FUNDS

Notes to Financial Statements (Continued)

November 30, 2024

less than 0.01% for the Class R2 shares. There is no Shareholder Servicing Fee for Class R1 and Class Y of the Smead Value Fund. The Shareholder Servicing Fees were expensed at the following rates for the Smead International Value Fund: 0.13% for the Class A shares, 0.16% for the Class C shares, and 0.09% for the Class I1 shares. There is no Shareholder Servicing Fee for the Investor Class and Class Y of the Smead International Value Fund. For those share classes that currently charge less than the maximum Shareholder Servicing Fee permitted under the Shareholder Servicing Plan, the Funds may increase such fee, but not beyond the maximum of 0.25%, only after providing affected shareholders with 30 days’ prior written notice. The following table details the Shareholder Servicing Fees paid for the year ended November 30, 2024:

Smead Value Fund
Investor Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 123,756
Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	458,349
Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	140,267
Class I1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,226,641
Class R1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		—
Class R2 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		1
Class Y. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		—
Smead International Value Fund
Investor Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. $	—
Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	.	9,599
Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	.	615
Class I1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	.	68,785
Class Y. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	.	—

(5)Accounting, Custody, Administration and Transfer Agent Fees

The Northern Trust Company (the “Administrator”) acts as administrator for the Funds. The Administrator prepares various federal and state regulatory filings; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian and accountant; coordinates the preparation and payment of Fund expenses; and reviews the Funds’ expense accruals. For these services, each Fund pays the Administrator a fee accrued daily and paid monthly based on the Fund’s average daily net assets. The Funds may also reimburse the Administrator for out-of-pocket expenses incurred by the Administrator in the performance of its duties. The amounts paid directly to the Administrator by the Funds for administrative services are included in the administration fees in the Statements of Operations.

UMB Fund Services, Inc. (“UMB”) is the Funds’ transfer and dividend disbursing agent. UMB receives a fee that is accrued daily and paid monthly at an annual rate based on the average daily net assets of each Fund, and is reimbursed for certain out-of-pocket expenses.

SMEAD FUNDS

Notes to Financial Statements (Continued)

November 30, 2024

(6)Capital Share Transactions

Transactions in shares of the Funds were as follows:

Smead Value Fund	For The Year Ended		For The Year Ended

	November 30, 2024		November 30, 2023
	Shares	Amount	Shares	Amount
Proceeds from shares sold
Investor Class . . . . . . . . . . . . . . . . .	49,707	$3,998,743	60,316	$4,090,486
Class A. . . . . . . . . . . . . . . . . . . . . . .	3,275,265	262,770,884	2,396,234	160,819,878
Class C . . . . . . . . . . . . . . . . . . . . . .	395,367	30,743,528	259,405	16,990,282
Class I1 . . . . . . . . . . . . . . . . . . . . . .	17,861,075	1,432,911,207	18,986,199	1,292,260,486
Class R1 . . . . . . . . . . . . . . . . . . . . .	139	10,257	57	3,745
Class R2 . . . . . . . . . . . . . . . . . . . . .	344	27,474	3,056	209,407
Class Y . . . . . . . . . . . . . . . . . . . . . . .	7,659,400	625,712,815	6,329,960	417,968,040
Issued in reinvestment of
dividends and distributions
Investor Class . . . . . . . . . . . . . . . . .	17,058	1,297,404	24,597	1,640,895
Class A. . . . . . . . . . . . . . . . . . . . . . .	77,884	5,865,468	90,677	5,990,929
Class C . . . . . . . . . . . . . . . . . . . . . .	4,761	350,393	6,248	403,907
Class I1 . . . . . . . . . . . . . . . . . . . . . .	630,542	47,902,181	813,408	54,197,383
Class R1 . . . . . . . . . . . . . . . . . . . . .	—	—	—	—
Class R2 . . . . . . . . . . . . . . . . . . . . .	4	277	3	166
Class Y . . . . . . . . . . . . . . . . . . . . . . .	68,426	5,204,522	73,549	4,906,479
Payments for shares redeemed
Investor Class . . . . . . . . . . . . . . . . .	(179,378)	(14,457,463)	(207,933)	(14,054,508)
Class A. . . . . . . . . . . . . . . . . . . . . . .	(2,118,069)	(172,621,604)	(2,531,635)	(170,055,102)
Class C . . . . . . . . . . . . . . . . . . . . . .	(126,963)	(9,804,353)	(137,121)	(8,883,649)
Class I1 . . . . . . . . . . . . . . . . . . . . . .	(11,287,759)	(908,604,167)	(17,990,640)	(1,217,450,187)
Class R1 . . . . . . . . . . . . . . . . . . . . .	(2,573)	(190,521)	(986)	(64,777)
Class R2 . . . . . . . . . . . . . . . . . . . . .	(473)	(39,720)	(1)	(37)
Class Y . . . . . . . . . . . . . . . . . . . . . . .	(7,452,321)	(609,675,808)	(6,325,698)	(416,806,554)

Total increase in net assets
from capital share
transactions . . . . . . . . . . . . . . . .	8,872,436	$701,401,517	1,849,695	$132,167,269

SMEAD FUNDS

Notes to Financial Statements (Continued)

November 30, 2024

Smead International Value Fund	For The Year Ended		For The Year Ended

	November 30, 2024		November 30, 2023
	Shares	Amount	Shares	Amount
Proceeds from shares sold
Investor Class . . . . . . . . . . . . . . . . . . . . .	258	$14,450	877	$44,900
Class A . . . . . . . . . . . . . . . . . . . . . . . . . . .	149,221	8,565,277	52,917	2,660,393
Class C . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,639	253,300	13,534	669,000
Class I1 . . . . . . . . . . . . . . . . . . . . . . . . . . .	568,479	32,995,866	478,060	24,944,947
Class Y . . . . . . . . . . . . . . . . . . . . . . . . . . .	271,553	15,826,624	146,104	7,512,721
Issued in reinvestment of dividends
and distributions
Investor Class . . . . . . . . . . . . . . . . . . . . .	27	1,409	5	255
Class A . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,890	96,668	677	31,070
Class C . . . . . . . . . . . . . . . . . . . . . . . . . . .	82	3,998	68	2,992
Class I1 . . . . . . . . . . . . . . . . . . . . . . . . . . .	25,578	1,334,658	11,567	541,661
Class Y . . . . . . . . . . . . . . . . . . . . . . . . . . .	16,217	854,978	9,805	463,569
Payments for shares redeemed
Investor Class . . . . . . . . . . . . . . . . . . . . .	(2)	(100)	—	—
Class A . . . . . . . . . . . . . . . . . . . . . . . . . . .	(29,931)	(1,700,553)	(10,676)	(534,020)
Class C . . . . . . . . . . . . . . . . . . . . . . . . . . .	(429)	(23,945)	(10,147)	(475,744)
Class I1 . . . . . . . . . . . . . . . . . . . . . . . . . . .	(211,221)	(11,992,633)	(116,550)	(6,016,733)
Class Y . . . . . . . . . . . . . . . . . . . . . . . . . . .	(90,340)	(5,313,212)	(72,265)	(3,670,228)
Total increase in net assets from
capital share transactions . . . . . . . .	706,021	$40,916,785	503,976	$26,174,783

(7)Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Smead Value Fund for the year ended November 30, 2024 were $1,284,786,824 and $734,782,124, respectively.The aggregate purchases and sales of securities, excluding short-term investments, for the Smead International Value Fund for the year ended November 30, 2024 were $70,765,638 and $35,888,401, respectively. There were no purchases or sales of U.S. government securities for the Funds.

(8)Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2024, the record holder information for Smead Value Fund and Smead International Value Fund was as follows:

SMEAD FUNDS

Notes to Financial Statements (Continued)

November 30, 2024

Percentage
Smead Value Fund
National Financial Services LLC,
Investor Class. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	52.19%
Class Y . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	32.52%
Wells Fargo Clearing Services LLC,
Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	43.76%
Merrill Lynch Pierce Fenner & Smith, Inc,
Class R2. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	91.61%
Skamokawa Living Trust,
Class R1. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100.00%
American Enterprise Investment Services,
Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	53.17%
Charles Schwab & Company, Inc,
Investor Class. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	25.21%
Percentage
Smead International Value Fund
The Timothy A Gaar Living Trust,
Investor Class. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	68.07%
Charles Schwab & Company, Inc,
Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	81.29%
Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	98.90%
Class I1. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	60.71%
National Financial Services LLC,
Class Y . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	82.80%

(9)Principal Risks

General Investment Risks

An investment in the Funds represents an indirect investment in the assets owned by the Funds. As with any mutual fund, the value of the assets owned by the Funds may move up or down, and as a result, an investment in the Funds at any point in time may be worth more or less than the original amount invested.

Each Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty.The trade will fail if either party fails to meet its obligations.

SMEAD FUNDS

Notes to Financial Statements (Continued)

November 30, 2024

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect the Funds' performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which the Funds invest in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Funds may lose value, regardless of the individual results of the securities and other instruments in which the Funds invest. Governmental and regulatory actions, including tax law changes and actions by the Federal Reserve, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact the Funds in unforeseen ways, such as causing the Funds to alter their existing strategies or potentially, to liquidate and close.

Management Risk

The Adviser's investment strategies for the Funds may not result in an increase in the value of your investment or in overall performance equal to other investments.

Non-Diversification Risk

Each Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Equity Investments Risks

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

(10)Subsequent Event

Management has evaluated the possibility of subsequent events through the date of issuance and determined that there are no material events that would require adjustment to or disclosure in the Funds’ financial statements other than as described below.

Effective December 6, 2024, Foreside Financial Group, LLC (d/b/a ACA Group) acquired UMB Distribution Services, LLC pursuant to a transaction in which UMB Distribution Services, LLC became part of ACA Group's distribution services arm (ACA Foreside). The Funds' new distributor and principal underwriter, Distribution Services, LLC, is located at Three Canal Plaza, Suite 100, Portland, Maine 04101.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Smead Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Smead Funds Trust comprising the funds listed below (the “Funds”) as of November 30, 2024, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Statements of
	Statements of	Changes in Net	Financial
Fund Name	Operations	Assets	Highlights
Smead Value Fund	For the year	For the years	For the years
	ended	ended November	ended November
	November	30, 2024 and 2023	30, 2024,
	30, 2024		2023,2022,2021, and
2020
Smead International Value Fund	For the year	For the years	For the years
	ended November	ended November	ended November
	30, 2024	30, 2024 and 2023	30, 2024, 2023,
and for the period
from January 12,
2022
(commencement
of operations)
through
November 30,
2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2007.

/s/ COHEN & COMPANY, LTD.

COHEN & COMPANY, LTD.

Cleveland, Ohio

January 24, 2025

SMEAD FUNDS

Tax Information

(Unaudited)

For the year ended November 30, 2024, 100% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders of the Smead Value Fund. 2.69% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders of the Smead International Value Fund.

SMEAD FUNDS

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

(Unaudited)

Not applicable.

SMEAD FUNDS

Proxy Disclosure for Open-End Management Investment Companies

(Unaudited)

Not applicable.

SMEAD FUNDS

Basis for Trustees’ Approval of Investment Advisory Agreement

(Unaudited)

The Board of Trustees (the “Board” or the “Trustees”) of Smead Funds Trust (the “Trust”) met on August 8, 2024 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Smead Value Fund (the “Value Fund”) and the Smead International Value Fund (the “International Value Fund”), each a series of the Trust, and Smead Capital Management, Inc., the Funds’ investment adviser (the “Adviser”). Prior to this meeting, the Independent Trustees (defined below) requested and received materials to assist them in considering the renewal of the Agreement.The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by legal counsel to the Trust and the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative performance and fee information prepared by an independent consulting firm, due diligence materials relating to the Adviser (including the Adviser’s response to the Independent Trustees’ request for information, the Adviser’s Form ADV and select financial statements of the Adviser) and other pertinent information. Based on their evaluation of the information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Agreement for an additional one-year term.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Independent Trustees reviewed and considered the nature, extent and quality of the services provided by the Adviser and expected that they would continue to be of high quality. They noted that the Adviser’s history, experience, and reputation were exceptional. The Independent Trustees considered the experience and qualifications of the personnel at the Adviser who were responsible for providing services to the Funds and the compensation structure of the Adviser. The Independent Trustees also considered the resources, policies, procedures, and infrastructure of the Adviser devoted to ensuring compliance with applicable laws and regulations, as well as the Adviser’s commitment to those programs, including the Adviser’s use of third-party compliance and cybersecurity providers to support the Adviser’s own compliance efforts. The Independent Trustees noted that there were currently no known pending regulatory actions by the Securities and Exchange Commission (the “SEC”) or other regulatory agencies involving the Adviser, the Trust, the International Value Fund or the Value Fund. The Independent Trustees concluded that the Adviser’s key personnel had sufficient expertise necessary to continue to serve as investment adviser to each of the Funds, that the Adviser continues to invest in personnel and other resources to ensure the Funds receive high caliber services, and that the nature, overall quality and extent of the management services provided to each Fund were satisfactory and reliable.

Investment Performance. The Independent Trustees then considered the performance of each Fund. As part of its evaluation, the Independent Trustees reviewed a report prepared by an independent consulting firm, Broadridge (the “Broadridge Report”). It was noted that the

SMEAD FUNDS

Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

(Unaudited)

Broadridge Report was prepared using the same methodology utilized in previous years, by which Broadridge selected peers with an emphasis on both institutional and no-load retail share classes that have no 12b-1 fee and share the Funds’ high concentration, low turnover, value-oriented strategy. For the Value Fund, Broadridge continued to use the Morningstar “large value” and “large blend” categories for category and peer selection, noting that as the Value Fund’s strategy continues to move more towards the value end of the style box, it may re-evaluate using both categories in future reports. For the International Value Fund, Broadridge continued to use the Morningstar “foreign large blend” and “foreign large value” categories for category and peer selection. The Independent Trustees noted that while the peer groups for both the Value Fund and the International Value Fund are slighter larger than in last year’s report, the peer groups are still selected to underline the high concentration and low turnover that the Funds exhibit.The Independent Trustees also reviewed a year-over-year comparison of the peer groups for each Fund to understand how they have changed over time.

The Broadridge Report included comparative information on each share class of each Fund, but designated the share class with the most assets, each Fund’s Class I1 share class, as the primary share class for each Fund’s analysis. Using this framework, Broadridge compared each Fund’s performance to: (i) certain funds determined by Broadridge to be comparable based on investment style, expense structure and asset size (the “Morningstar Performance Peer Group”), (ii) funds included in each Fund’s respective Morningstar categories (the “Morningstar Categories”), and (iii) each Fund’s primary benchmark index.

The Independent Trustees examined the performance of the Value Fund, focusing on the Value Fund’s I1 Class, for the 1-year, 3-year, 5-year and 10-year periods ended June 30, 2024 and noted that the Value Fund ranked 1st out of 12 funds, 2nd out of 12 funds, 2nd out of 12 funds and 1st out of 9 funds, respectively, in the Morningstar Performance Peer Group, putting the Value Fund in the first (top) quartile for all periods. For the same periods, the Value Fund’s I1 Class ranked 198th out of 512 funds, 100th out of 477 funds, 123rd out of 451 funds, and 75th out of 339 funds, respectively, in the Morningstar Category, putting the Value Fund in the second quartile for the 1-year and 5-year periods, and the first (top) quartile for the 3-year and 10-year periods. The Independent Trustees also noted that the Value Fund’s I1 Class underperformed its primary benchmark, the S&P 500 Index, for the 1-year, 3-year, 5-year and 10-year periods ended June 30, 2024. The Independent Trustees also examined the performance of the International Value Fund, focusing on the International Value Fund’s I1 Class, for the 1-year, 3-year and 5-year periods ended June 30, 2024 and noted that the International Value Fund ranked 2nd out of 11 funds, 1st out of 11 funds and 1st out of 9 funds, respectively, in the Morningstar Performance Peer Group, putting the International Value Fund in the first (top) quartile for all periods. For the same periods, the International Value Fund ranked 17th out of 250 funds, 2nd out of 229 funds, and 2nd out of 212 funds, respectively, in the Morningstar Category, putting the International Value Fund in the first (top) quartile for all periods. The Independent Trustees also noted that the International Value Fund outperformed its primary benchmark, the MSCI EAFE NR USD, for the 1-year, 3-year and 5-year periods ended June 30, 2024. The Independent Trustees concluded that the performance obtained by the Adviser for each Fund was very good from both a long-term and short-term perspective as compared to their respective Morningstar Peer Groups and Morningstar Categories. Moreover, the Independent Trustees noted that

SMEAD FUNDS

Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

(Unaudited)

the International Value Fund’s performance relative to its benchmark has been excellent. As it relates to the Value Fund’s underperformance relative to its benchmark, following a discussion of the Fund’s investment strategies as well as the recent market environment, the Independent Trustees were satisfied that the Fund’s performance was in line with the Adviser’s expectations. Although past performance is not a guarantee or indication of future results, the Independent Trustees determined that each Fund and its respective shareholders was likely to benefit from the Adviser’s continued investment management services.

Cost of Services Provided and Profits Realized. The Independent Trustees considered the advisory fee rate charged by the Adviser to each Fund and each Fund’s overall net expense ratio (by share class), taking into consideration the expense limitation agreement between the Trust and the Adviser. The Independent Trustees discussed the advisory fee analysis included in the Broadridge Report, noting that to provide a more precise comparison of each Fund’s advisory fees relative to its Morningstar Peer Groups and Morningstar Categories, Broadridge calculates an effective rate that displays the actual advisory fees charged to a fund depending on various asset sizes. The effective rate makes each Fund’s peers the same size, which allows for a direct comparison.

Based on Broadridge’s effective rate analysis, the Independent Trustees noted that, at June 30, 2024 asset levels: (i) the Value Fund’s advisory fee rate of 0.75% is 12.27 and 16 basis points higher than its Morningstar Peer Group and Morningstar Category medians, respectively, and places in the fourth (bottom) quartile for both the Morningstar Peer Group and Morningstar Category; and (ii) the International Value Fund’s advisory fee rate of 0.75% is in line with its Morningstar Peer Group and Morningstar Category medians. They also discussed Broadridge’s net expense analysis, which showed that, as of June 30, 2024: (i) the Value Fund’s net expense ratio of 0.89% for the I1 Class exceeded the Morningstar Performance Peer Group and Morningstar Category medians by 16 and 19 basis points, respectively, placing the Value Fund in the fourth (bottom) quartile; and (ii) the International Value Fund’s net expense ratio of 1.15% for the I1 Class exceeded the Morningstar Performance Peer Group and Morningstar Category medians by 26 and 30 basis points, respectively, placing the International Value Fund in the fourth (bottom) quartile.

As it relates to the Value Fund, the Independent Trustees noted that even though its advisory fee rate is above the Morningstar Performance Peer Group and Morningstar Category medians, the fee is lower than the advisory fee rate charged by the Adviser to its separately managed accounts using the same investment strategies as the Fund. Moreover, the Independent Trustees recognized the high quality of services provided by the Adviser and the Value Fund’s overall good performance. In addition, the Independent Trustees noted that the International Value Fund’s advisory fee rate is in line with its Morningstar Peer Group and Morningstar Category medians and lower than the advisory fee charged to the Adviser’s separately managed accounts using the same investment strategies as the Fund, and that, like the Value Fund, the services provided by the Adviser to the International Value Fund are high quality and have resulted in excellent performance. The Independent Trustees also considered the net expense ratio of each Fund, noting that each Fund’s net expense ratio exceeded its Morningstar Performance Peer Group and Morningstar Category medians primarily due to the existence of 12b-1 and shareholder servicing fees charged on various

SMEAD FUNDS

Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

(Unaudited)

share classes. The Adviser explained the nature of these fees, the importance of the Funds’ ability to offer a variety of share classes at different Rule 12b-1 and shareholder servicing fee levels, and the continued need for them given the Trust’s distribution model.

The Board also reviewed the Adviser’s 2023 profitability analysis reports, including a year-over-year comparison, and the Adviser’s most recent audited financial statements for the twelve months ended December 31, 2022. The Adviser explained that once the audited financial statements for fiscal 2023 are available, the Adviser will share them with the Independent Trustees, noting that the Adviser’s financial condition has remained stable from year to year. The Independent Trustees concluded that the advisory fee rate paid by each Fund to the Adviser and each Fund’s net expense ratio were fair and reasonable in light of the comparative performance, advisory fee and net expense information considered. The Independent Trustees further concluded that the Adviser’s profits in connection with the management of each Fund were not excessive and that the Adviser maintained adequate profit levels to support its services to each Fund.

Extent of Economies of Scale. As part of its consideration of the cost of services for each Fund, the Independent Trustees discussed the potential for economies of scale as the Funds increase in size. The Independent Trustees noted that, although the Funds do not have advisory fee breakpoints, the Adviser had contractually agreed to limit the expenses of each share class of each Fund so that each share class does not exceed its operating expense limitation. The Independent Trustees discussed the possibility of including advisory fee breakpoints in the Advisory Agreement and considered the advisory fee rate the Adviser charges to its other (separately managed account) clients, which is higher than the rate charged to the Funds. After further discussion, the Independent Trustees concluded that the current fee structure was reasonable.

Indirect Benefits Realized by the Adviser. The Independent Trustees considered the direct and indirect benefits that have been and may continue to be realized by the Adviser from its association with each Fund, focusing in particular on the Adviser’s use of soft dollars. It was noted that the Funds, as the Adviser’s largest clients, generate the most soft dollars for the Adviser, which are then used to service all of the Adviser’s client accounts, including those that do not pay any soft dollars. However, the Adviser noted that its use of soft dollars has declined in the past two years, with the result being that the Adviser is increasingly using hard dollars to pay for research and other permitted services, and that it expects this trend to continue.The Independent Trustees concluded that the benefits the Adviser receives from its association with the Funds, including not only its ability to obtain research or other permitted services through the use of soft dollars but also greater name recognition and growth in separate account management services, appeared to be reasonable.

Conclusions. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Trustees determined to recommend the renewal of the Advisory Agreement to the full Board.

(This page intentionally left blank.)

(This page intentionally left blank.)

SMEAD FUNDS
Investment Adviser	Smead Capital Management, Inc.
2502 East Camelback Road
Suite 210
Phoenix, AZ 85016
Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202
Independent Registered Public	Cohen & Company, Ltd.
Accounting Firm	1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115
Custodian, Fund Accountant and Fund	The Northern Trust Company
Administrator	50 South La Salle Street
Chicago, IL 60603
Transfer Agent	UMB Fund Services, Inc.
235 W Galena Street
Milwaukee, WI 53212
Distributor	UMB Distribution Services, LLC
235 W Galena Street
Milwaukee, WI 53212

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

During the period ended November 30, 2024, there were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on the evaluation of these controls and procedures required by the Act and under the Securities Exchange Act of 1934.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The Code of Ethics of the Registrant that is required pursuant to Item 2 of this Form N-CSR is filed herewith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1. Not Applicable

(a)(3) Certifications of the Registrant pursuant to Rule 30a-2(a) under the Act are filed herewith.

(a)(4) Written solicitation to purchase securities under Rule 23c-1. Not applicable.

(a)(5) There has been no change to the registrant's independent public accountant during the reporting period.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smead Funds Trust

By:	/s/ Cole W. Smead
Cole W. Smead
Chief Executive Officer (Principal Executive Officer)

Date: January 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cole W. Smead
Cole W. Smead
Chief Executive Officer (Principal Executive Officer)

Date: January 29, 2025

By:	/s/ Steven J. LeMire
Steven J. LeMire
Treasurer (Principal Financial Officer)

Date: January 29, 2025